LOANS PAYABLE - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
LOANS PAYABLE - RELATED PARTIES
Summary of loans from related parties

Loans from related parties as of December 31, 2021 and 2020 consist of the following:

	As of December 31,
	2021	2020
Loan payable to related parties for the acquisition of Wealth Dynamics
Current portion	$425,551	$400,000
Non-current portion	—	—
Subtotal	425,551	400,000
Other loans payable to related parties, current	—	189,502
Total loans payable to related parties	$425,551	$589,502